Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aegon Ltd. and subsidiaries [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	145,821	70,958
At December 31	72,320	145,821
At January 1	€ 662	€ 262
At December 31	€ 346	€ 662
Aegon Ltd. and subsidiaries [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	51,763	30,589
At December 31	7,945	51,763
At January 1	€ 6	€ 3
At December 31	€ 1	€ 6
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 5.00 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	8,516
Purchase: transactions, average price, Amount	€ 43
Aegon Ltd. and subsidiaries [member] | Sale: 2 transactions, average price EUR 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,924)
Sale: transactions, price average, Amount	€ (22)
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.27 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	46,798
Purchase: transactions, average price, Amount	€ 200
Aegon Ltd. and subsidiaries [member] | Sale: 1 transaction, average price EUR 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(69)
Sale: transactions, price average, Amount	€ 0
Aegon Ltd. and subsidiaries [member] | Share Withdrawn: 1 transaction, average price EUR 4.59 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(79,703)
Shares withdrawn: transactions, average price, Amount	€ (366)
Aegon Ltd. and subsidiaries [member] | Purchase: 2 transactions, average price EUR 4.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	170,881
Purchase: transactions, average price, Amount	€ 815
Aegon Ltd. and subsidiaries [member] | Share Withdrawn: 1 transaction, average price EUR 4.59 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(215,000)
Shares withdrawn: transactions, average price, Amount	€ (986)
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.92 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		10,158
Purchase: transactions, average price, Amount		€ 50
Aegon Ltd. and subsidiaries [member] | Sale: 3 transactions, average price EUR 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,708)
Sale: transactions, price average, Amount		€ (12)
Aegon Ltd. and subsidiaries [member] | Sale: 1 transaction, average price EUR 3.12 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(18,676)
Sale: transactions, price average, Amount		€ (58)
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.38 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		24,364
Purchase: transactions, average price, Amount		€ 107
Aegon Ltd. and subsidiaries [member] | Share withdrawn: 1 transaction, average price EUR 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(10,665)
Shares withdrawn: transactions, average price, Amount		€ (39)
Aegon Ltd. and subsidiaries [member] | Sale: 1 transaction, average price EUR 3.91 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(21,365)
Sale: transactions, price average, Amount		€ (84)
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.49 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		29,833
Purchase: transactions, average price, Amount		€ 134
Aegon Ltd. and subsidiaries [member] | Purchase: 3 transactions, average price EUR 4.58 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		65,921
Purchase: transactions, average price, Amount		€ 302
Aegon Ltd. and subsidiaries [member] | Share withdrawn: 1 transaction, average price EUR 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(43,817)
Shares withdrawn: transactions, average price, Amount	€ (5)
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	112,619
Purchase: transactions, average price, Amount	€ 15
Aegon Ltd. and subsidiaries [member] | Share withdrawn: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(112,619)
Shares withdrawn: transactions, average price, Amount	€ (15)
Aegon Ltd. and subsidiaries [member] | Share withdrawn: 1 transaction, average price EUR 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(22,643)
Shares withdrawn: transactions, average price, Amount		€ (2)
Aegon Ltd. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		43,817
Purchase: transactions, average price, Amount		€ 5
Aegon Ltd [Member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	145,821	70,958
At December 31	72,320	145,821
At January 1	€ 662	€ 262
At December 31	€ 345	€ 662
Aegon Ltd [Member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	51,763	30,589
At December 31	7,945	51,763
At January 1	€ 6	€ 3
At December 31	€ 1	€ 6
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 5.00 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	8,516
Purchase: transactions, average price, Amount	€ 43
Aegon Ltd [Member] | Sale: 2 transactions, average price EUR 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,924)
Sale: transactions, price average, Amount	€ (22)
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 4.27 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	46,798
Purchase: transactions, average price, Amount	€ 200
Aegon Ltd [Member] | Sale: 1 transaction, average price EUR 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(69)
Sale: transactions, price average, Amount	€ 0
Aegon Ltd [Member] | Share Withdrawn: 1 transaction, average price EUR 4.59 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(79,703)
Shares withdrawn: transactions, average price, Amount	€ (366)
Aegon Ltd [Member] | Purchase: 2 transactions, average price EUR 4.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	170,881
Purchase: transactions, average price, Amount	€ 815
Aegon Ltd [Member] | Share Withdrawn: 1 transaction, average price EUR 4.59 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(215,000)
Shares withdrawn: transactions, average price, Amount	€ (986)
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 4.92 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		10,158
Purchase: transactions, average price, Amount		€ 50
Aegon Ltd [Member] | Sale: 3 transactions, average price EUR 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,708)
Sale: transactions, price average, Amount		€ (12)
Aegon Ltd [Member] | Sale: 1 transaction, average price EUR 3.12 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(18,676)
Sale: transactions, price average, Amount		€ (58)
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 4.38 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		24,364
Purchase: transactions, average price, Amount		€ 107
Aegon Ltd [Member] | Share withdrawn: 1 transaction, average price EUR 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(10,665)
Shares withdrawn: transactions, average price, Amount		€ (39)
Aegon Ltd [Member] | Sale: 1 transaction, average price EUR 3.91 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(21,365)
Sale: transactions, price average, Amount		€ (84)
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 4.49 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		29,833
Purchase: transactions, average price, Amount		€ 134
Aegon Ltd [Member] | Purchase: 3 transactions, average price EUR 4.58 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		65,921
Purchase: transactions, average price, Amount		€ 302
Aegon Ltd [Member] | Share withdrawn: 1 transaction, average price EUR 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(43,817)
Shares withdrawn: transactions, average price, Amount	€ (5)
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	112,619
Purchase: transactions, average price, Amount	€ 15
Aegon Ltd [Member] | Share withdrawn: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(112,619)
Shares withdrawn: transactions, average price, Amount	€ (15)
Aegon Ltd [Member] | Share withdrawn: 1 transaction, average price EUR 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(22,643)
Shares withdrawn: transactions, average price, Amount		€ (2)
Aegon Ltd [Member] | Purchase: 1 transaction, average price EUR 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		43,817
Purchase: transactions, average price, Amount		€ 5